Pensions and Other Post-Employment Benefits - Summary of Changes in Assumptions Used on Benefit Obligations, Defined Benefit Pension and Post Retirement Costs (Details) (Detail) £ in Millions	12 Months Ended
Dec. 31, 2017 GBP (£)
Disclosure of Sensitivity Analysis for Actuarial Assumptions [Line Items]
Increase in annual pension cost	£ 29
Actuarial assumption of discount rates [Member]
Disclosure of Sensitivity Analysis for Actuarial Assumptions [Line Items]
Increase in annual pension cost	29
Increase/Decrease in annual post-retirement benefits cost	(1)
Increase in pension obligation	800
Increase in post-retirement benefits obligation	41
Actuarial assumption of life expectancy rates [Member]
Disclosure of Sensitivity Analysis for Actuarial Assumptions [Line Items]
Increase in annual pension cost	20
Increase/Decrease in annual post-retirement benefits cost	2
Increase in pension obligation	608
Increase in post-retirement benefits obligation	39
Future assumptions rate for healthcare plans [Member]
Disclosure of Sensitivity Analysis for Actuarial Assumptions [Line Items]
Increase/Decrease in annual post-retirement benefits cost	2
Increase in post-retirement benefits obligation	68
Actuarial assumption of expected rates of inflation [Member]
Disclosure of Sensitivity Analysis for Actuarial Assumptions [Line Items]
Increase in annual pension cost	19
Increase in pension obligation	£ 502